SCHEDULE OF INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Total (loss)/income before Income Taxes	$ (2,022,575)	$ 778,382	$ (1,237,220)
CAYMAN ISLANDS
Total (loss)/income before Income Taxes	(2,412,935)	(4,180)	(75)
SINGAPORE
Total (loss)/income before Income Taxes	420,368	920,807	(1,088,213)
HONG KONG
Total (loss)/income before Income Taxes	(24,226)	(23,128)	(101,304)
Elimination [Member]
Total (loss)/income before Income Taxes	$ (5,782)	$ (115,117)	$ (47,628)